Fees Summary	Oct. 19, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 73,984.41
Total Fee Amount	73,984.41
Total Transaction Valuation	535,730,701.09
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A